Investment Portfolio - Government and Corporate Securities (Debt Securities at Fair Value Through Other Comprehensive Income) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 0	$ 64,721
TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,461,681,262	1,833,311,004
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	2,262,027,285	1,136,383,409
Subtotal BCRA Liquidity Bills - In pesos	0	131,713,790
Subtotal Private Securities - In Pesos	2,787,594	10,214,765
Subtotal Financial assets pledged as collateral	125,000,331	380,367,224
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds and Corporate Bonds in pesos. Maturity 03-01-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 394,906,029	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 245,559,764	0
Subtotal Financial assets pledged as collateral	$ 4,331,250	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bonds in Pesos Dual Rate. Maturity December 15, 2026 (TTD26P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 143,133,800	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bonds Capitalizable in Pesos. Maturity October 17, 2025 (BOND T17O5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 128,218,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities - In foreign currency	$ 18,681,070	122,109,199
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds and Argentine Bonds Maturity 11-9-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	2.00%
Subtotal Government Securities - In foreign currency	$ 6,177,995	74,004
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bonds in Pesos adjusted by CER. Maturity June 30, 2025 (BOND TZX25P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 6,015,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bonds in Pesos Dual Rate. Maturity June 30, 2026 (TTJ26P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 26,449,509	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 4.25%. Maturity 12-13-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities - In foreign currency	$ 0	476,737,223
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 4%. Maturity 10-14-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.00%
Subtotal Government Securities - In foreign currency	$ 0	423,485,649
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 1.55%. Maturity 07-26-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	1.55%
Subtotal Government Securities - In foreign currency	$ 0	111,892,095
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 3.75%. Maturity 04-14-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	3.75%
Subtotal Government Securities - In foreign currency	$ 0	1,722,921
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 1.50%. Maturity 03-25-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	1.50%
Subtotal Government Securities - In foreign currency	$ 0	362,318
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by 4.25% CER. Maturity 02-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Financial assets pledged as collateral	$ 69,154,481	10,925,101
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Treasury Bonds Capitalizable | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	131,750,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	248,085,666	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	246,103,423	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	162,263,275	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity July 31, 2025 (LT S31L5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	155,442,254	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	58,075,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity September 30, 2025 (LT S30S5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	64,525,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in pesos. Maturity 06-18-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	63,900,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	35,340,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity August 29, 2025 (LT S29G5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	32,575,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity September 12, 2025 (LT S12S5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	32,575,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bonds in Pesos adjusted by CER. Maturity June 30, 2025 (BOND TZX25P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	31,525,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity May 30, 2025 (LT S30Y5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	29,887,500	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bills | Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	839,000	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Liquidity Bills | BCRA Liquidity Bills in pesos. Maturity 01-11-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	121,927,362
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Liquidity Bills | BCRA Liquidity Bills in pesos. Maturity 01-09-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	9,677,845
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Liquidity Bills | BCRA Liquidity Bills in pesos. Maturity 01-02-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	108,583
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Notes Series C | Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	10,980,524	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Notes Series D | Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	10,770,937	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Notes Series A | Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	7,875,767	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Notes Series B | Bonds for the Reconstruction of a Free Argentina - TRANCHE 1 - Maturity 10-31-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	7,471,684	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Notes
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	37,098,912	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Treasury Bonds and Corporate Bonds in pesos. Maturity 03-01-2026 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,023,161	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond New San S.A. in Pesos Series 20 Private BADLAR. Maturity 02-01-2025 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	271,905	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond Bco de Serv. Financieros Series 24 in Pesos at Floating rate. Maturity 02-02-2025 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	213,171	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond New San S.A in Pesos Series 21 Private BADLAR. Maturity 05-09-2025 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	171,092	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond Refi Pampa Series 2 in Pesos adjusted by Uva. Maturity 05-06-2025 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	$ 108,265	189,898
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond New San S.A. in Pesos Private BADLAR + 440 bps. Maturity 02-14-2024 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, adjustment to interest rate basis	4.40%
Subtotal Private Securities - In Pesos	$ 0	491,756
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond Bco de Serv. Financieros Series 22 in Pesos at Floating rate. Maturity 03-03-2024 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	471,522
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond Petroquímica Com. Rivadavia S.A. in Pesos at Floating rate. Maturity 08-15-2024 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	$ 0	376,150
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond New San S.A. in Pesos Private BADLAR + 575 bps. Maturity 05-19-2024 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, adjustment to interest rate basis	5.75%
Subtotal Private Securities - In Pesos	$ 0	331,690
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Corporate Bond | Corporate Bond Arcor Series 17 in Pesos adjusted by Uva. Maturity 10-20-2025 | Level 3 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	$ 0	8,353,749
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Bonds | Treasury Bonds and Argentine Bonds Maturity 11-9-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	2.00%
Subtotal Financial assets pledged as collateral	$ 51,514,600	80,037,610
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bonds adjusted by 1.55% CER in pesos. Maturity 07-26-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	1.55%
Subtotal Financial assets pledged as collateral	$ 0	193,429,033
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | BCRA Liquidity Bills | BCRA Liquidity Bills in pesos. Maturity 01-09-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Financial assets pledged as collateral	0	95,975,480
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	151,937,663
Subtotal Private Securities - In Pesos	34,767,140	9,295,013
Subtotal Financial assets pledged as collateral	$ 0	13,334,419
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Dollar Linked | Dollar-linked Argentine Treasury Bond. 0.40%. Maturity 04-30-2024 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.40%
Subtotal Government Securities - In foreign currency	$ 0	64,721
Subtotal Financial assets pledged as collateral	0	6,336,898
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Local BCRA Bills | Local BCRA Bills in USD. Maturity 11-23-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	14,084,603
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Local BCRA Bills | Local BCRA Bills in USD. Maturity 11-27-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	3,521,152
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Local BCRA Bills | Local BCRA Bills in USD. Maturity 11-20-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	36,972,084
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Local BCRA Bills | Local BCRA Bills in USD. Maturity 11-16-2024 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal BCRA Liquidity Bills - In pesos	0	97,359,824
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Financial assets pledged as collateral	0	756,509
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Vista Energy Series 23 in USD. Maturity 03-06-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	4,184,068	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bonds Tecpetrol S.A. Series 7 in USD. Maturity 04-22-2026 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	3,118,272	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Luz De Tres Picos 4 in USD. Maturity 09-29-2026 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,883,623	756
Subtotal Financial assets pledged as collateral	0	4,647,359
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond 360 Energy Solar S.A. Series 4 in USD at fixed rate. Maturity 10-30-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,667,701	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Petroquímica Comodoro Rivadavia Series R in USD. Maturity 10-22-2028 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,549,395	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bonds Minera EXAR Series 1 in USD. Maturity 11-11-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,117,813	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bonds YPF. Series 29 in USD. Maturity 05-28-2026 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,075,476	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,058,600	2,915,098
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 03-08-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	2,049,323	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Vista Energy Series 20 in USD. Maturity 07-20-2025 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,742,285	2,889,215
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond CAPEX S.A. Series 10 in USD. Maturity 07-05-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,649,240	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond John Deere Credit Cia Financiera S.A. Series X in USD. Maturity 03-08-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,017,502	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Pampa Energia S.A. Series 20 in USC. Maturity 03-26-2026 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,050,443	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Petroquímica Comodoro Rivadavia Series O in USD. Maturity 09-22-2027 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,011,329	257
Subtotal Financial assets pledged as collateral	0	1,593,653
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bond | Corporate Bond Pampa Energia S.A. Series 18 in USD. Maturity 09-08-2025 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	0	3,489,687
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bonds Series 32 | Corporate Bonds YPF. Series 32 in USD. Maturity 10-10-2028 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	3,045,186	0
DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Corporate Bonds Series 33 | Corporate Bonds YPF. Series 32 in USD. Maturity 10-10-2028 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Private Securities - In Pesos	1,546,884	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	91,730,958	836,681
Subtotal Private Securities - In Pesos	0	1,086,002
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds and Corporate Bonds in pesos. Maturity 03-01-2026 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 11,758,191	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 1,022,133	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	4.25%
Subtotal Government Securities - In foreign currency	$ 79,516	389,882
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Treasury Bonds | Treasury Bonds in pesos adjusted by Cer 0%. Maturity 10-31-2025 | Level 2 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate	0.00%
Subtotal Government Securities - In foreign currency	$ 7,414,965	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	3,932,947	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity March 31, 2025 (LT S31M5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	27,475	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	1,196,536	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bond in pesos adjusted by CER 4.25%. Maturity February 14, 2025 (T2X5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	1,810,779	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	449,531	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity August 29, 2025 (LT S29G5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	208,538	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bonds in Pesos adjusted by CER. Maturity June 30, 2025 (BOND TZX25P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	142,001	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity May 30, 2025 (LT S30Y5P) | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	2,021,394	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In pesos | Argentine Treasury Bond | Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025 | Level 1 Fair value
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	1,920,252	0
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS | Government Securities - In foreign currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Subtotal Government Securities - In foreign currency	$ 66,219	$ 486,805,046